Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Grants
Capital grants	€ 10,785	€ 11,149
Interest rate grants (preference loans) (See note 21 (d))	592	696
Total Grants	11,377	11,845
Grants transferred to consolidated statement of profit and loss	€ 1,388	€ 1,166